Share-Based Compensation Plans - Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price [Line Items]
Number of options Outstanding, Beginning Balance (in Shares) | shares	14,843,623
Number of options, Exercised	(50,368)
Number of options Outstanding, Ending Balance (in Shares) | shares	15,219,358
Historic Plan [Member] | Time Vesting Option Plans [Member]
Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price [Line Items]
Number of options Outstanding, Beginning Balance (in Shares) | shares	49,526
Weighted average exercise price Outstanding, Beginning Balance | $ / shares	$ 71.33
Number of options, Exercised
Weighted average exercise price, Exercised | $ / shares
Number of options Outstanding, Ending Balance (in Shares) | shares	49,526
Weighted average exercise price Outstanding, Ending Balance | $ / shares	$ 71.33
Omnibus Plan [Member] | Performance Vesting Option Plans [Member]
Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price [Line Items]
Number of options Outstanding, Beginning Balance (in Shares) | shares	699,159
Weighted average exercise price Outstanding, Beginning Balance | $ / shares	$ 13.28
Number of options, Exercised	(50,368)
Weighted average exercise price, Exercised | $ / shares	$ 11.89
Number of options Outstanding, Ending Balance (in Shares) | shares	648,791
Weighted average exercise price Outstanding, Ending Balance | $ / shares	$ 13.38